Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
11,454,629	Voya Emerging Markets Index Portfolio - Class I	$139,173,740	6.0
22,582,561	Voya International Index Portfolio - Class I	253,150,507	11.0
15,119,833	Voya RussellTM Mid Cap Index Portfolio - Class I	206,536,915	8.9
2,791,811	Voya RussellTM Small Cap Index Portfolio - Class I	45,618,191	2.0
12,285,420	Voya Short Term Bond Fund - Class R6	117,694,323	5.1
37,468,579	Voya U.S. Bond Index Portfolio - Class I	377,683,281	16.4
56,189,018	Voya U.S. Stock Index Portfolio - Class I	1,171,541,031	50.7

	Total Mutual Funds
	(Cost $2,039,314,672)	2,311,397,988	100.1

	Liabilities in Excess of Other Assets	(1,358,653)	(0.1)
	Net Assets	$2,310,039,335	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Mutual Funds	$2,311,397,988	$–	$–	$2,311,397,988
Total Investments, at fair value	$2,311,397,988	$–	$–	$2,311,397,988

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$144,066,359	$11,814,774	$(5,082,013)	$(11,625,380)	$139,173,740	$-	$460,090	$-
Voya International Index Portfolio - Class I	272,052,604	10,000,066	(8,808,019)	(20,094,144)	253,150,507	-	1,352,503	-
Voya RussellTM Mid Cap Index Portfolio - Class I	225,424,090	2,648,927	(8,137,535)	(13,398,567)	206,536,915	-	175,620	-
Voya RussellTM Small Cap Index Portfolio - Class I	48,844,840	2,386,141	(1,409,848)	(4,202,942)	45,618,191	-	437,519	-
Voya Short Term Bond Fund - Class R6	124,698,711	1,326,860	(4,728,864)	(3,602,384)	117,694,323	454,980	(110,445)	-
Voya U.S. Bond Index Portfolio - Class I	399,581,489	17,367,950	(14,623,457)	(24,642,701)	377,683,281	1,518,318	155,484	-
Voya U.S. Stock Index Portfolio - Class I	1,323,902,598	69,813	(63,807,996)	(88,623,384)	1,171,541,031	-	26,804,243	-
	$2,538,570,691	$45,614,531	$(106,597,732)	$(166,189,502)	$2,311,397,988	$1,973,298	$29,275,014	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,057,177,395.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$309,951,639
Gross Unrealized Depreciation	(55,731,046)
Net Unrealized Appreciation	$254,220,593